Trade and Other Current Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Trade and Other Current Receivables
Trade and other current receivables	€ million 2017	€ million 2016
Due within one year
Trade receivables	3,439	3,329
Prepayments and accrued income	452	504
Other receivables	1,331	1,269
	5,222	5,102

Summary of Ageing of Trade Receivables

	€ million	€ million
Ageing of trade receivables	2017	2016
Total trade receivables	3,599	3,472
Less impairment provision for trade receivables	(160)	(143)
	3,439	3,329
Of which:
Not overdue	2,714	2,537
Past due less than three months	621	666
Past due more than three months but less than six months	95	102
Past due more than six months but less than one year	59	69
Past due more than one year	110	98
Impairment provision for trade receivables	(160)	(143)
	3,439	3,329

Summary of Impairment Provision for Trade and Other Receivables
Impairment provision for total trade and other receivables	2017	2016
1 January	166	155
Charge to income statement	51	42
Reduction/releases	(21)	(35)
Currency translations	(12)	4
31 December	184	166